29. Lease of use (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease payments	$ 207,182	$ 65,332
2017
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease payments	0	40,639
2018
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease payments	84,319	7,649
2019
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease payments	84,402	9,495
2020
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease payments	35,348	5,700
2021
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease payments	$ 3,113	$ 1,850